Segment Reporting (Details) - Schedule of information by segment - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 9,734,500	$ 29,551,727	$ 29,294,869
Cost of goods sold	8,577,137	22,191,157	15,269,448
Gross profit	1,157,363	7,360,570	14,025,421
Interest expense and charges	1,544,515	1,253,855	1,069,758
Depreciation and amortization	2,162,110	2,156,819	1,607,441
Capital expenditures	249,493	1,454,975	9,269,640
Income tax expenses	569,974	1,006,905	1,042,474
Segment profit (loss)	(15,131,878)	(12,296,118)	2,653,388
Segment assets	57,974,073	70,795,244	82,004,922
Machinery and Equipment sales [Member]
Segment Reporting Information [Line Items]
Revenues	6,528,080	14,049,051	9,178,331
Cost of goods sold	4,429,869	9,420,539	2,951,851
Gross profit	2,098,211	4,628,512	6,226,480
Interest expense and charges	672,779	633,483	480,676
Depreciation and amortization	164,538	175,142	86,005
Capital expenditures	6,900	452,327	235,417
Income tax expenses	569,974	389,874	(243,698)
Segment profit (loss)	(559,625)	(2,982,674)	772,928
Segment assets	16,389,063	19,150,283	21,607,155
Construction materials sales [Member]
Segment Reporting Information [Line Items]
Revenues	3,099,725	15,323,690	18,805,539
Cost of goods sold	4,136,657	12,730,843	11,600,016
Gross profit	(1,036,932)	2,592,847	7,205,523
Interest expense and charges	735,683	562,971	585,242
Depreciation and amortization	1,993,462	1,972,980	1,508,016
Capital expenditures	242,593	983,725	9,034,223
Income tax expenses		617,031	1,283,697
Segment profit (loss)	(12,082,530)	(7,956,271)	3,613,721
Segment assets	41,233,143	51,280,425	58,775,391
Municipal construction projects [Member]
Segment Reporting Information [Line Items]
Revenues	106,695	178,986	720,191
Cost of goods sold	10,611	39,775	537,076
Gross profit	96,084	139,211	183,115
Interest expense and charges	136,053	52,922	473
Depreciation and amortization	4,110	8,697	13,420
Capital expenditures		18,923
Income tax expenses			1,675
Segment profit (loss)	(258,453)	(304,433)	(68,077)
Segment assets	347,917	356,424	716,909
Technological consulting and other services [Member]
Segment Reporting Information [Line Items]
Revenues			590,808
Cost of goods sold			180,505
Gross profit			410,303
Interest expense and charges		4,480	3,367
Depreciation and amortization
Capital expenditures
Income tax expenses			800
Segment profit (loss)		(1,052,740)	(1,665,184)
Segment assets	$ 3,950	$ 8,111	$ 905,465